Document and Entity Information	Jun. 24, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	WILSHIRE MUTUAL FUNDS INC
Entity Central Index Key	0000890453
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 24, 2019
Document Effective Date	Jun. 24, 2019
Prospectus Date	Apr. 30, 2019